Current and Long-term Liabilities - Other (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities, Other than Long-term Debt, Noncurrent [Abstract]
Estimated liability for indirect taxes	$ 39,523	$ 35,899	$ 27,238
Reduction in rent expense due to the release of the deferred rent balance	87	377
Deferred rent		1,125	$ 9,747
Deferred rent , short term	1,156	1,125
Deferred rent , long term	$ 9,629	$ 9,747